UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

JUNE 30, 2008

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 97.1%
Alabama - 1.4%
$1,935,000	Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC, 5.250% due 1/1/24	$1,953,886
7,000,000	Jefferson County, AL, Sewer Revenue, Refunding, 5.250% due 2/1/16	6,900,950
1,000,000	Marshall County, AL, Health Care Authority Revenue, 6.250% due 1/1/22	1,056,590
1,000,000	Saraland, AL, GO, MBIA, 5.250% due 1/1/14	1,048,420

	Total Alabama	10,959,846

Alaska - 0.1%
1,000,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (a)	1,054,820

American Samoa - 0.1%
1,000,000	Territory of American Samoa, ACA, 6.000% due 9/1/08	1,002,510

Arizona - 0.3%
390,000	Arizona State Health Facilities Authority, Unrefunded Balance, Catholic Healthcare West, 6.125% due 7/1/09 (b)(c)	396,841
1,000,000	Arizona State University, Revenue Bonds, FGIC, 5.500% due 7/1/21 (d)	1,083,650
	Maricopa County, AZ, Hospital Revenue:
55,000	Intercommunity Healthcare, Sun City Project, 8.625% due 1/1/10 (b)	58,126
	St. Lukes Medical Center:
596,000	8.750% due 2/1/10 (b)	632,958
150,000	10.250% due 2/1/11 (b)	166,974
165,000	Maricopa County, AZ, IDA, MFH Revenue, Stanford Court Apartments, 5.750% due 7/1/08 (b)	165,000

	Total Arizona	2,503,549

Arkansas - 0.7%
215,000	Arkansas Housing Development Agency, Single-Family Mortgage, FHA/VA, 8.375% due 7/1/10 (b)(c)	225,608
	Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center:
1,500,000	7.000% due 2/1/15 (d)	1,597,005
2,500,000	7.250% due 2/1/20 (d)	2,671,250
245,000	Pulaski County, AR, Hospital Revenue, Arkansas Children’s Hospital, 9.250% due 3/1/10 (b)	263,924
1,000,000	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (a)	1,036,010

	Total Arkansas	5,793,797

California - 4.6%
3,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	3,025,770
12,125,000	California Health Facilities Financing Authority Revenue, Catholic Healthcare West, 5.125% due 7/1/22 (c)	12,152,887
4,000,000	California Statewide CDA, Revenue, St. Joseph Health System, MBIA, 5.125% due 7/1/24	4,045,200
	California State:
6,000,000	Economic Recovery, 5.000% due 7/1/16	6,257,220
4,245,000	Public Works Board Lease Revenue, Department of Corrections, 5.250% due 9/1/16	4,297,426
255,000	Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC, 9.625% due 7/1/13 (b)(c)	293,523
130,000	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (b)	149,882
495,000	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (b)	554,994

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
California - 4.6% (continued)
$3,830,000	Truckee-Donner Recreation & Park District, CA, COP, Community Center Project, AMBAC, 5.000% due 9/1/29	$3,814,872
1,000,000	University of California Revenues, AMBAC, 5.000% due 5/15/13	1,067,930

	Total California	35,659,704

Colorado - 5.0%
1,025,000	Colorado Educational & Cultural Facilities Authority Revenue Charter School, Bromley East Project, 7.000% due 9/15/20 (d)	1,141,194
8,925,000	Colorado Health Facilities Authority Revenue, Adventist Health System/Sunbelt Inc., 5.125% due 11/15/28 (e)	8,591,473
245,000	Colorado Health Facilities Authority, Hospital Revenue, Weld County General Hospital Project, 9.375% due 7/1/09 (b)(c)	253,134
5,000,000	Colorado State Board of Governors, University Enterprise System Revenue, FGIC, 5.000% due 3/1/28	5,055,750
	Denver, CO, City & County:
3,000,000	Excise Tax Revenue, Refunding, FSA, 5.500% due 9/1/14	3,084,480
1,480,000	Wastewater Revenue, FGIC, 5.250% due 11/1/14	1,573,935
2,200,000	Longmont, CO, Sales & Use Tax Revenue, 5.750% due 11/15/19 (d)	2,342,318
2,500,000	Northwest Parkway Public Highway Authority, 5.500% due 6/15/16 (d)	2,681,150
14,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.125% due 11/15/23	13,678,980

	Total Colorado	38,402,414

Connecticut - 1.2%
5,000,000	Connecticut State, 5.375% due 11/15/19 (d)	5,407,900
2,000,000	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA, 6.375% due 7/1/12 (a)	2,031,940
2,000,000	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, FSA, 5.375% due 7/1/16 (d)	2,154,120

	Total Connecticut	9,593,960

Delaware - 0.2%
1,225,000	Delaware State, GO, Refunding, 5.000% due 1/1/13	1,291,542

District of Columbia - 0.1%
1,000,000	Metropolitan Washington, DC, Airports Authority, VA General Airport Revenue, Refunding, FGIC, 5.250% due 10/1/12 (a)	1,019,460

Florida - 4.6%
2,900,000	Capital Projects Finance Authority, Florida Student Housing Revenue, Cafra Capital Corp., 7.750% due 8/15/20 (d)	3,189,826
	Florida Municipal Loan Council Revenue, MBIA:
1,790,000	5.250% due 11/1/13	1,889,560
3,175,000	5.250% due 11/1/16	3,291,491
1,500,000	Florida State Board of Education Capital Outlay, GO, 5.500% due 1/1/16 (d)	1,577,100
525,000	Gateway Services Community Development District, Florida Special Assessment Revenue, Sun City Center, Fort Myers Project, 5.500% due 5/1/10	518,248
	Hillsborough County, FL:
1,810,000	EFA Revenue, Refunding, University of Tampa Project, Radian, 5.750% due 4/1/18	1,857,893
3,500,000	School District Sales Tax Revenue, AMBAC, 5.375% due 10/1/15 (d)	3,739,330
	Jacksonville Beach, FL, Utility Revenue:
1,940,000	7.900% due 10/1/14 (b)	2,211,193
2,145,000	5.000% due 4/1/18	2,189,101
440,000	Killarney Community Development District Special Assessment Revenue, 5.125% due 5/1/09	435,160
3,000,000	Miami-Dade County, FL, Aviation Revenue, Miami International Airport, 5.500% due 10/1/27 (a)	2,999,730

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Florida - 4.6% (continued)
$2,000,000	Orange County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, 6.250% due 11/15/24 (d)	$2,225,100
1,470,000	Orlando, FL, Utilities Commission Water & Electric Revenue, 5.250% due 10/1/13 (d)	1,564,888
215,000	Port Saint Lucie, FL, Special Assessment Revenue, 6.375% due 9/1/11	215,469
1,000,000	Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, MBIA, 6.000% due 10/1/12	1,078,130
5,920,000	South Broward, FL, Hospital District Revenue, 5.000% due 5/1/28	5,742,874
750,000	Sterling Hill, FL, Community Development District, 5.500% due 11/1/10	740,617
110,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC, 9.250% due 10/1/10 (b)	118,736

	Total Florida	35,584,446

Georgia - 2.9%
	Atlanta & Fulton County, GA, Recreational Authority Revenue, Zoo:
1,770,000	5.000% due 12/1/19	1,874,837
1,860,000	5.000% due 12/1/20	1,955,418
1,980,000	East Point, GA, Building Authority Revenue, FSA, zero coupon bond to yield 6.249% due 2/1/20 (d)	1,056,033
1,000,000	Georgia State, GO, 6.250% due 8/1/10	1,070,400
4,500,000	Main Street Natural Gas Inc., Gas Project Revenue, 5.500% due 9/15/25	4,103,055
1,000,000	Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation, 5.500% due 9/1/24 (d)	1,109,200
7,000,000	Monroe County, GA, Development Authority PCR, Oglethorpe Power Corp., Scherer Project, 4.625% due 1/1/36 (e)	7,052,640
2,415,000	Municipal Electronic Authority Revenue, Combustion Turbine Project, MBIA, 5.250% due 11/1/19	2,423,767
660,000	Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, MBIA, 5.000% due 1/1/19	701,059
685,000	Savannah, GA, EDA, College of Art and Design Inc. Project, 6.200% due 10/1/09 (b)	703,522

	Total Georgia	22,049,931

Hawaii - 0.6%
	Hawaii State:
	FGIC:
2,895,000	5.375% due 8/1/15	3,048,551
1,105,000	5.375% due 8/1/15 (d)	1,180,239
615,000	GO, Unrefunded Balance, MBIA, 5.000% due 5/1/16	654,545

	Total Hawaii	4,883,335

Illinois - 5.0%
75,000	Chicago Heights, IL, Single-Family Mortgage Revenue, 7.600% due 5/1/10 (b)	80,110
	Chicago, IL:
1,500,000	FGIC, 6.000% due 1/1/14 (d)	1,607,280
120,000	GO, 5.375% due 1/1/16	127,217
2,000,000	Metropolitan Water Reclamation District Greater Chicago, Capital Improvement, 5.500% due 12/1/14 (d)	2,192,180
1,500,000	O’Hare International Airport, Second Lien Passenger Facility, AMBAC, 5.500% due 1/1/16	1,562,505
3,880,000	Project and Refunding, AMBAC, 5.375% due 1/1/16 (d)	4,171,465
	Cicero, IL:
2,415,000	MBIA, 5.625% due 12/1/16	2,624,091
1,250,000	Tax Increment, XLCA, 5.250% due 1/1/20	1,290,212
4,010,000	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, 7.100% due 12/1/15 (b)	4,566,227

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Illinois - 5.0% (continued)
$2,000,000	Illinois DFA Revenue, Revolving Fund-Master Trust, 5.500% due 9/1/17	$2,134,380
	Illinois Finance Authority Revenue:
1,000,000	Edward Hospital, AMBAC, 6.000% due 2/1/28	1,066,700
2,000,000	FSA, 5.250% due 1/1/22	2,038,140
	Illinois Health Facilities Authority Revenue:
310,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (b)	332,599
5,000,000	Order of St. Francis Healthcare System, 6.250% due 11/15/19 (d)	5,292,250
1,140,000	Passavant Memorial Area Hospital, 6.250% due 10/1/17 (d)	1,236,148
5,000,000	Illinois State, GO, First Series, 5.375% due 7/1/19	5,264,700
2,440,000	Kane County, IL, GO, FGIC, 5.500% due 1/1/15 (d)	2,602,723
725,000	Northern, IL, University Revenue, 10.400% due 4/1/13 (d)	776,671

	Total Illinois	38,965,598

Indiana - 4.7%
275,000	Indiana Bond Bank, Special Program, AMBAC, 9.750% due 8/1/09 (b)	281,900
3,920,000	Indiana State Toll Road Commission Toll Road Revenue, 9.000% due 1/1/15 (b)	4,769,621
3,000,000	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, 5.500% due 7/1/19 (d)	3,245,100
21,875,000	Indianapolis, IN, Thermal Energy System, Multi-Mode, 5.000% due 10/1/23 (c)(e)	22,047,812
1,000,000	Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC/MBIA, 6.750% due 7/5/13	1,115,040
	Madison County, IN, Hospital Authority Facilities Revenue:
310,000	Community Hospital of Anderson Project, 9.250% due 1/1/10 (b)	329,480
155,000	St. Johns Hickey Memorial Hospital Project, 9.000% due 12/1/09 (b)	163,499
1,075,000	Mishawaka, IN, School Building Corp., First Mortgage, AMBAC, 5.500% due 7/15/18 (d)	1,149,455
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, 7.125% due 7/1/22	2,013,720
775,000	St. Joseph County, IN, Hospital Authority Facilities Revenue, Memorial Hospital South Bend, 9.400% due 6/1/10 (b)	848,307

	Total Indiana	35,963,934

Iowa - 1.0%
3,000,000	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	3,097,350
2,920,000	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (b)	3,376,192
1,085,000	University of Iowa Facilities Corp., Medical Education and Biomed Research Facilities Project, AMBAC, 5.375% due 6/1/18	1,110,139

	Total Iowa	7,583,681

Kansas - 0.7%
5,000,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light, FGIC, 5.375% due 9/1/35 (e)	5,075,800

Kentucky - 2.0%
5,000,000	Kentucky Property & Buildings, 5.375% due 10/1/19 (d)	5,357,850
10,000,000	Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital, St. Marys Healthcare, 6.000% due 2/1/22	10,211,600

	Total Kentucky	15,569,450

Louisiana - 0.6%
500,000	East Baton Rouge, LA, Parish Park & Recreation District, GO, FSA, 5.000% due 5/1/20	520,190
275,000	Lafayette, LA, Public Trust Financing Authority, Single-Family Mortgage Revenue, FHA, 7.200% due 4/1/10 (b)	288,200

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Louisiana - 0.6% (continued)
$1,480,000	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue, AMBAC, Parking Facilities Corp. Garage Project, 5.625% due 10/1/17	$1,563,013
240,000	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna, 8.000% due 5/15/12 (b)	266,991
1,000,000	Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, FSA, 5.250% due 7/1/13	1,079,550
1,000,000	New Orleans, LA, GO, Refunding, FGIC, 5.500% due 12/1/10	1,015,710

	Total Louisiana	4,733,654

Maryland - 2.6%
	Anne Arundel County, MD, GO:
3,000,000	5.375% due 3/1/14 (d)	3,218,250
450,000	Consolidated Solid Waste Projects, 5.300% due 2/1/17 (a)	455,481
1,000,000	Frederick County, MD, GO, Public Facilities, 5.000% due 12/1/15 (d)	1,061,480
2,000,000	Maryland State, State and Local Facilities Loan, 5.500% due 8/1/10	2,113,620
	Maryland State Health & Higher EFA Revenue:
	Carroll County General Hospital:
400,000	5.125% due 7/1/14	405,108
535,000	6.000% due 7/1/21	546,203
1,000,000	Johns Hopkins Hospital, 5.000% due 5/15/11	1,040,530
	Refunding:
	Kennedy Krieger Issue:
400,000	5.200% due 7/1/09	404,032
400,000	5.250% due 7/1/10	403,892
1,000,000	5.125% due 7/1/22	937,720
500,000	Medstar Health, 5.750% due 8/15/14	530,600
	University of Maryland Medical System:
1,000,000	5.000% due 7/1/10	1,031,970
1,000,000	6.000% due 7/1/22 (d)	1,094,390
4,000,000	Washington County Hospital, 6.000% due 1/1/28	4,046,120
1,000,000	Maryland State Transportation Authority, Parking Revenue, Baltimore/Washington International Airport, AMBAC, 5.250% due 3/1/12 (a)	1,022,960
1,575,000	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC, 5.500% due 4/1/15 (a)	1,641,496

	Total Maryland	19,953,852

Massachusetts - 3.9%
495,000	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (b)	516,963
1,140,000	Massachusetts Rail Connections Inc., Route 128, Parking Garage Revenue, 6.000% due 7/1/13 (d)	1,210,315
375,000	Massachusetts State DFA Revenue, First Mortgage, Edgecombe Project, 6.000% due 7/1/11 (c)	378,668
	Massachusetts State HEFA Revenue:
	Caregroup Inc.:
3,500,000	5.375% due 7/1/23	3,547,250
5,500,000	5.375% due 7/1/24	5,552,910
3,570,000	5.375% due 7/1/25	3,590,563
	Caritas Christi Obligation:
2,000,000	6.500% due 7/1/12	2,087,860
3,000,000	6.750% due 7/1/16	3,204,750
1,000,000	Harvard University, 5.000% due 1/15/16	1,018,290
1,300,000	University of Massachusetts, 5.500% due 10/1/18 (d)	1,415,024
1,080,000	Massachusetts State IFA Revenue, University Commons Nursing, FHA, 6.550% due 8/1/18	1,107,302
1,110,000	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (b)(c)	1,383,493

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Massachusetts - 3.9% (continued)
	Massachusetts State:
$2,000,000	GAN, 5.750% due 6/15/15 (d)	$2,121,640
1,000,000	GO, Refunding, AMBAC, 5.750% due 8/1/10	1,059,120
2,000,000	Pittsfield, MA, GO, MBIA, 5.500% due 4/15/17	2,143,300

	Total Massachusetts	30,337,448

Michigan - 1.2%
1,050,000	Allen Academy COP, 7.000% due 6/1/15	1,039,752
1,000,000	Carman-Ainsworth, MI, Community School District GO, FGIC, 5.500% due 5/1/19 (d)	1,076,590
1,775,000	Chippewa Valley, MI, Schools Administration Building, Q-SBLF, 5.500% due 5/1/18 (d)	1,910,947
1,000,000	Michigan State Hospital Finance Authority Revenue, Refunding, Hospital, Sparrow Obligated, 5.000% due 11/15/19	1,020,180
1,000,000	Mount Clemens, MI, Community School District, Q-SBLF, 5.500% due 5/1/16 (d)	1,072,340
2,000,000	Southfield, MI, Library Building Authority GO, MBIA, 5.500% due 5/1/24 (d)	2,101,700
665,000	Williamston, MI, Community School District, GO, MBIA, Q-SBLF, 6.250% due 5/1/09	686,054

	Total Michigan	8,907,563

Minnesota - 0.3%
1,000,000	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, 6.000% due 11/15/18 (d)	1,106,770
1,000,000	Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, ACA/CBI, 5.850% due 11/1/17	1,009,050

	Total Minnesota	2,115,820

Missouri - 1.8%
9,080,000	Boone County, MO, Hospital Revenue, Boone Hospital Center, 5.750% due 8/1/28	9,302,823
1,000,000	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11 (b)	1,075,340
1,500,000	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs, 5.250% due 1/1/16	1,538,880
680,000	Missouri State Housing Development Community, MFH Revenue, 5.500% due 12/1/15	696,898
1,000,000	Saint Louis, MO, Airport Revenue, Airport Development Program, MBIA, 5.625% due 7/1/16 (d)	1,067,540

	Total Missouri	13,681,481

Montana - 0.0%
25,000	Montana State Board of Regents Revenue, MBIA, 10.000% due 11/15/08 (b)	25,745

Nebraska - 0.0%
5,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (b)(c)	5,323

Nevada - 1.0%
	Carson City, NV, Hospital Revenue, Carson-Tahoe Health System:
650,000	6.000% due 9/1/14	683,891
535,000	6.000% due 9/1/14 (d)	593,171
2,500,000	Las Vegas New Convention & Visitors Authority Revenue, AMBAC, 6.000% due 7/1/14 (d)	2,628,350
	Reno, NV, Hospital Revenue, Renown Regional Medical Center Project:
1,000,000	5.000% due 6/1/15	1,011,600
1,000,000	5.000% due 6/1/16	1,005,800

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Nevada - 1.0% (continued)
$2,190,000	5.000% due 6/1/17	$2,182,116

	Total Nevada	8,104,928

New Hampshire - 0.6%
	New Hampshire HEFA, University Systems of New Hampshire, AMBAC:
595,000	5.375% due 7/1/16 (d)	639,917
305,000	5.375% due 7/1/16	323,873
	New Hampshire HEFA Revenue, Covenant Health:
1,770,000	6.500% due 7/1/17 (d)	1,965,090
1,060,000	6.500% due 7/1/17 (c)	1,129,483
455,000	New Hampshire State, GO, Unrefunded Balance, Capital Improvement, 5.125% due 10/1/17	460,983

	Total New Hampshire	4,519,346

New Jersey - 1.4%
	New Jersey Health Care Facilities Financing Authority Revenue:
	Atlanticare Regional Medical Center:
1,840,000	5.000% due 7/1/15	1,925,008
1,350,000	5.000% due 7/1/16	1,405,944
85,000	Hackensack Hospital, 8.750% due 7/1/09 (b)(c)	87,480
3,000,000	Trinitas Hospital Obligation Group, 7.375% due 7/1/15 (d)	3,290,070
	New Jersey State Turnpike Authority Revenue:
220,000	6.750% due 1/1/09 (b)	225,370
245,000	6.000% due 1/1/14 (b)	260,830
3,095,000	Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC, 5.625% due 12/1/17	3,226,383
135,000	Ringwood Boro, NJ, Sewage Authority, 9.875% due 1/1/14 (b)	159,902

	Total New Jersey	10,580,987

New Mexico - 0.4%
1,100,000	Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC, 5.250% due 10/1/21	1,186,130
1,490,000	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, MBIA, 5.000% due 6/15/20	1,548,378

	Total New Mexico	2,734,508

New York - 6.5%
1,000,000	Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project, 6.000% due 7/1/19	1,004,270
2,150,000	Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside, 5.875% due 1/1/18	2,149,226
1,000,000	New York City, NY, Health & Hospital Corp. Revenue, Health Systems, FSA, 5.500% due 2/15/19	1,052,750
445,000	New York City, NY, IDA, Special Needs Facilities Pooled Program A-1, 6.100% due 7/1/12 (c)	444,377
1,500,000	New York City, NY, Industrial Development Agency, Revenue, Queens Baseball Stadium, Pilot, AMBAC, 5.000% due 1/1/19	1,555,680
	New York State Dormitory Authority Revenue:
1,000,000	Columbia University, 5.250% due 7/1/17 (d)	1,076,300
5,415,000	FHA New York and Presbyterian Hospital, FSA, 5.240% due 8/15/24	5,632,737
1,780,000	Marymount Manhattan College, Radian, 6.375% due 7/1/14	1,835,447
5,000,000	Mental Health Services Facilities, 5.000% due 2/15/18	5,217,000
19,150,000	Municipal Health Facility, 5.000% due 1/15/25 (c)	19,410,632
2,500,000	School Districts Financing Programs, MBIA, 5.500% due 10/1/17	2,661,975
1,715,000	State University Educational Facilities, MBIA, 6.000% due 5/15/15 (d)	1,837,502

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
New York - 6.5% (continued)
$6,000,000	Tobacco Settlement Financing Corp., New York, Asset-Backed, 5.500% due 6/1/14	$6,098,400

	Total New York	49,976,296

North Carolina - 1.7%
425,000	Asheville, NC, HDC, First Lien Revenue, Asheville Gardens, HUD Section 8, 10.500% due 5/1/11 (d)	464,555
3,000,000	Guilford County, NC, GO, Public Improvement, 5.250% due 10/1/15 (d)	3,223,260
4,000,000	Iredell County, NC, COP, Iredell County School Project, FSA, 5.125% due 6/1/27	4,155,800
550,000	North Carolina Eastern Municipal Power Agency, Power Systems Revenue, ACA/CBI, 5.650% due 1/1/16	564,036
	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue:
1,720,000	10.500% due 1/1/10 (b)(f)	1,849,464
3,000,000	ACA-CBI, 6.375% due 1/1/13	3,137,760

	Total North Carolina	13,394,875

Ohio - 2.4%
1,750,000	Cleveland, OH, Public Power Systems Revenue, AMBAC, 5.500% due 11/15/15	1,859,025
1,000,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 6.750% due 1/1/10	1,025,610
1,630,000	Franklin County, OH, Hospital Revenue, Children Hospital Project, 10.375% due 6/1/13 (b)	1,946,318
305,000	Hamilton County, OH, Sales Tax Revenue, AMBAC, 5.250% due 12/1/18	314,589
1,240,000	Jackson, OH, Local School District, Stark & Summit Counties, FSA, 5.000% due 12/1/18	1,308,820
490,000	Lake County, OH, Hospital Improvement Revenue, Lake County Memorial Hospital Project, 8.625% due 11/1/09 (b)	513,162
1,410,000	Logan Hocking, OH, Local School District, Construction & Improvement, MBIA, 5.500% due 12/1/16 (d)	1,519,176
2,775,000	Montgomery County, OH, Revenue, Catholic Health Initiatives, 5.500% due 9/1/14 (d)	2,970,499
	Ohio State, Water Development Authority Revenue:
2,210,000	Refunding, Safe Water Service, 9.375% due 12/1/10 (b)	2,355,882
335,000	Safe Water, 9.000% due 12/1/10 (b)	343,258
3,600,000	Ohio State Building Authority, State Facilities-Administration Building Fund, FSA, 5.500% due 10/1/14 (c)(d)	3,871,476
500,000	Ohio State Department of Administrative Services, COP, Administrative Knowledge System, MBIA, 5.000% due 9/1/16	528,060

	Total Ohio	18,555,875

Oklahoma - 0.6%
	Oklahoma Development Finance Authority Revenue, Refunding, St. John’s Health Systems:
2,060,000	5.750% due 2/15/18 (d)	2,130,390
690,000	5.750% due 2/15/18	701,737
1,725,000	Tulsa, OK, Airport Improvement Trust General Revenue, 6.000% due 6/1/14 (a)	1,778,820

	Total Oklahoma	4,610,947

Oregon - 1.2%
1,000,000	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	1,050,570
	Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
940,000	Merle West Medical Center, 6.125% due 9/1/22 (d)	1,048,664
560,000	Unrefunded Balance, Merle West Medical Center, 6.125% due 9/1/22	570,959
	Oregon State Department Administrative Services Lottery Revenue:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Oregon - 1.2% (continued)
$3,500,000	5.250% due 4/1/15 (d)	$3,585,575
1,375,000	FSA, 5.500% due 4/1/14 (d)	1,480,655
1,470,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12 (a)	1,489,595

	Total Oregon	9,226,018

Pennsylvania - 7.4%
3,000,000	Allegheny County, PA, Port Authority Special Revenue, FGIC, 5.500% due 3/1/16	3,116,220
1,135,000	Carbon County, PA, IDA, Panther Creek Partners Project, 6.650% due 5/1/10 (a)	1,160,901
	Central Bucks, PA, School District:
2,500,000	FGIC, 5.500% due 5/15/19 (d)	2,698,025
1,000,000	GO, FGIC, 5.500% due 5/15/17 (d)	1,079,210
1,070,000	Chester County, PA, School Authority, School Lease Revenue, 5.375% due 6/1/17	1,117,134
1,750,000	Greater Johnstown, PA, GO, School District, MBIA, 5.375% due 8/1/14	1,849,138
	Pennsylvania State:
2,000,000	5.750% due 10/1/14 (d)	2,102,520
4,000,000	5.500% due 5/1/15 (d)	4,321,280
2,000,000	Pennsylvania State Department of General Services, COP, FSA, 5.250% due 5/1/16	2,097,400
	Pennsylvania State Higher EFA, Health Services Revenue:
1,000,000	Allegheny Delaware Valley Obligation Group, MBIA, 6.250% due 1/15/18	1,069,470
3,330,000	University of Pittsburg Medical Center Health System, 5.600% due 11/15/09	3,438,158
5,000,000	Pennsylvania State, HFA, 5.250% due 10/1/23 (a)	4,955,600
500,000	Pennsylvania State, IDA, Refunding, Economic Development, AMBAC, 5.500% due 7/1/20	522,825
1,000,000	Pennsylvania State, Turnpike Commission Oil Franchise Tax Revenue, Subordinated, MBIA, 5.250% due 12/1/16 (d)	1,089,160
	Philadelphia, PA:
2,000,000	GO, FSA, 5.250% due 9/15/18 (d)	2,110,980
	School District:
2,000,000	5.625% due 8/1/18 (d)	2,168,060
	FSA:
2,000,000	5.500% due 2/1/20 (d)	2,150,780
1,865,000	5.500% due 2/1/21 (d)	2,005,602
	Philadelphia, PA, Authority for Industrial Development:
2,000,000	FSA, 5.500% due 10/1/15 (d)	2,168,940
1,000,000	Lease Revenue, FSA, 5.500% due 10/1/19 (d)	1,084,470
	Philadelphia, PA, Gas Works Revenue:
1,675,000	5.500% due 8/1/17 (d)	1,795,148
3,240,000	FSA, 5.500% due 8/1/19 (d)	3,472,405
	Philadelphia, PA, Parking Authority Revenue, Parking Revenue, FSA:
2,000,000	5.625% due 9/1/15	2,075,420
1,500,000	5.625% due 9/1/19	1,549,425
1,000,000	Philadelphia, PA, Water and Wastewater Revenue, FGIC, 5.250% due 11/1/17	1,036,690
865,000	Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital, 6.625% due 10/1/12 (b)	931,432
1,200,000	Reading, PA, GO, AMBAC, 5.875% due 11/15/12	1,312,896
1,445,000	Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian, 5.500% due 12/1/18	1,483,206
730,000	West View, PA, Municipal Authority, 9.500% due 11/15/14 (b)	897,666

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Pennsylvania - 7.4% (continued)
$120,000	Westmoreland County, PA, Municipal Authority, Special Obligation, 9.125% due 7/1/10 (b)(c)	$123,366

	Total Pennsylvania	56,983,527

Rhode Island - 0.5%
1,000,000	Cranston, RI, FGIC, 6.375% due 11/15/14 (d)	1,059,420
1,000,000	Providence, RI, Public Building Authority, General Revenue, MBIA, 5.375% due 12/15/21	1,036,370
2,000,000	Woonsocket, RI, GO, FGIC, 5.375% due 10/1/20	2,076,200

	Total Rhode Island	4,171,990

South Carolina - 0.6%
490,000	Charleston, SC, Waterworks & Sewer Revenue, 10.375% due 1/1/10 (b)	526,275
	Greenville County, SC, School District Installment Purchase, Revenue, Refunding:
	Building Equity:
1,650,000	6.000% due 12/1/21 (d)	1,834,932
1,350,000	6.000% due 12/1/21 (d)	1,504,237
1,000,000	Building Equity Sooner Tomorrow, 5.875% due 12/1/19 (d)	1,107,010

	Total South Carolina	4,972,454

South Dakota - 0.4%
2,635,000	Minnehaha County, SD, Limited Tax Certificates, 5.625% due 12/1/19 (d)	2,761,427

Tennessee - 3.5%
5,000,000	Elizabethton, TN, Health & Educational Facilities Board Revenue, 5.750% due 7/1/23 (d)	5,343,600
140,000	Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Southern Adventist Health System, 8.700% due 10/1/09 (b)	146,451
	Memphis-Shelby County, TN:
1,000,000	Airport Authority, Airport Revenue, AMBAC, 6.250% due 3/1/14 (a)	1,032,370
2,000,000	Sports Authority Inc. Revenue, Memphis Arena Project, 5.500% due 11/1/18 (d)	2,176,000
	Tennessee Energy Acquisition Corp., Gas Revenue:
2,500,000	5.250% due 9/1/20	2,438,425
3,000,000	5.000% due 2/1/22	2,819,250
5,000,000	5.250% due 9/1/22	4,805,950
5,000,000	5.250% due 9/1/23	4,761,900
3,220,000	Tennessee Housing Development Agency, 5.000% due 7/1/23 (a)	3,118,957

	Total Tennessee	26,642,903

Texas - 16.2%
	Austin, TX:
1,000,000	Convention Enterprises Inc., Convention Center, First Tier, 6.600% due 1/1/21 (d)	1,081,140
2,000,000	Electric Utility System Revenue, Refunding, AMBAC, 5.500% due 11/15/13	2,164,580
700,000	Bexar County, TX, Housing Finance Corp. MFH Revenue, The Waters at Northern Hill Apartments, MBIA, 5.800% due 8/1/21	690,634
16,500,000	Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co., 5.900% due 5/1/38 (a)(e)	16,346,220
30,000	Brownsville, TX, Utilities Systems Revenue, AMBAC, 9.400% due 1/1/13 (b)	34,492
1,000,000	Dallas, TX, Area Rapid Transit, Senior Lien, AMBAC, 5.375% due 12/1/17 (d)	1,071,730
8,150,000	Dallas-Fort Worth, TX, International Airport Revenue, MBIA, 5.750% due 11/1/18 (a)	8,161,573
1,280,000	Duncanville, TX, Hospital Authority, Methodist Hospitals of Dallas Project, 9.000% due 1/1/10 (b)	1,356,838

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Texas - 16.2% (continued)
	El Paso County, TX, Housing Finance Corp.:
$415,000	La Plaza Apartments, 6.700% due 7/1/20	$421,686
	MFH Revenue, American Village Communities:
1,250,000	6.250% due 12/1/20	1,267,225
1,000,000	6.250% due 12/1/24	1,014,940
390,000	Fort Bend, TX, ISD, PSFG, 5.500% due 2/15/16	395,109
2,000,000	Fort Worth, TX, Water & Sewer Revenue, 5.625% due 2/15/18 (d)	2,153,680
5,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (a)(e)(g)	5,229,600
	Harlandale, TX:
10,000	GO, ISD, Refunding, PSFG, Unrefunded Balance, 6.000% due 8/15/16	10,562
990,000	ISD, Refunding, PSFG, 6.000% due 8/15/16 (d)	1,056,102
	Harris County, TX:
1,000,000	GO, Capital Appreciation, Refunding, Permanent Improvement, MBIA, zero coupon bond to yield 6.000% due 10/1/17	652,630
	Houston Sports Authority Revenue:
1,125,000	5.250% due 11/15/16	1,165,601
3,000,000	MBIA, 5.750% due 11/15/19	3,123,360
	Houston, TX:
1,585,000	Airport Systems Revenue, 9.500% due 7/1/10 (b)(c)	1,692,415
	FSA:
910,000	5.750% due 3/1/18 (d)	966,274
90,000	Unrefunded Balance, 5.750% due 3/1/18	94,175
	Water & Sewer Systems Revenue, Refunding, Jr. Lien:
4,545,000	5.750% due 12/1/16 (d)	4,844,425
1,000,000	FSA, 5.500% due 12/1/17	1,063,090
	Midlothian, TX:
2,570,000	Development Authority Tax, Increment Contact Revenue, 7.875% due 11/15/21 (d)	2,905,256
60,000	ISD, Unrefunded Balance, Refunding, PSF-GTD, zero coupon bond to yield 6.166% due 2/15/17	35,680
	Montgomery, TX, ISD, GO:
1,230,000	Refunding, PSFG, 5.500% due 2/15/17 (d)	1,303,923
570,000	Unrefunded Balance, Refunding, PSFG, 5.500% due 2/15/17	599,703
1,230,000	North Forest ISD, ACA, 6.500% due 8/15/17	1,192,153
18,000,000	North Texas Tollway Authority Revenue, MBIA, 5.125% due 1/1/28 (c)	18,195,480
755,000	Panhandle, TX, Regional Housing Finance, GNMA-Collateralized, 6.500% due 7/20/21	802,248
15,000,000	SA Energy Acquisition, PFC, TX, Gas Supply Revenue, 5.500% due 8/1/22	14,782,800
13,000,000	Sabine River Authority, Texas PCR, Southwestern Electric Power Co., MBIA, 4.950% due 3/1/18	13,118,430
190,000	Southeast Texas HFA, Memorial Hospital System Project, 8.500% due 12/1/08 (b)	195,185
	Tarrant County, TX:
	Health Facilities Development Corp., Health System Revenue:
250,000	Original Discount Issue, FGIC, 5.000% due 9/1/15 (b)	262,710
855,000	Original Issue Discount, FGIC, 5.000% due 9/1/15 (b)	903,162
	Health Facilities Development Corp., Hospital Revenue:
2,000,000	6.625% due 11/15/20 (d)	2,190,220
4,000,000	Baylor Health Care Systems Project, 5.750% due 11/15/19	4,200,840
60,000	Hospital Authority Revenue, St. Joseph Hospital Project, 8.750% due 2/1/10 (b)	63,721
1,000,000	Texas State, GO, Refunding, 5.125% due 10/1/15	1,013,390
2,000,000	Texas Technical University Revenue Financing System, MBIA, 5.500% due 8/15/18 (d)	2,145,240
2,000,000	University of Texas Revenue Financing System, 5.375% due 8/15/18 (d)	2,113,380

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Texas - 16.2% (continued)
$2,150,000	Waco, TX, Health Facilities Developmental Corp., FHA Mortgage Revenue, Hillcrest Health Systems Project, MBIA, 5.000% due 2/1/20	$2,219,123
1,000,000	Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC, 5.375% due 8/1/19 (d)	1,065,060

	Total Texas	125,365,785

Utah - 0.7%
	Provo, UT, Electric Revenue:
760,000	10.125% due 4/1/15 (b)	942,856
10,000	AMBAC, 10.375% due 9/15/15 (b)	12,531
830,000	MBIA, 10.125% due 4/1/15 (b)	1,029,698
1,500,000	Salt Lake County, UT, Hospital Revenue, IHC Health Services Inc., AMBAC, 5.500% due 5/15/13	1,590,435
	Spanish Fork City, UT, Water Revenue:
240,000	FSA, 5.500% due 6/1/17 (d)	259,675
760,000	Unrefunded Balance, FSA, 5.500% due 6/1/17	807,941
1,000,000	Utah State Board Regents, Utah State University Hospital, MBIA, 5.500% due 8/1/18 (d)	1,070,210

	Total Utah	5,713,346

Vermont - 0.2%
1,175,000	Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health, 5.500% due 6/15/12	1,208,499

Virginia - 2.1%
1,445,000	Chesapeake, VA, GO, Public Improvement, 5.500% due 12/1/17	1,546,713
1,000,000	Fairfax County, VA, Redevelopment & Housing Authority Lease Revenue, James Lee Community Center, 5.250% due 6/1/19	1,031,490
1,305,000	Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian, 5.500% due 10/1/15	1,384,762
825,000	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, FSA, 6.000% due 4/1/12 (a)	832,747
750,000	Norton, VA, IDA Hospital Revenue, Norton Community Hospital, ACA, 6.000% due 12/1/22	738,592
	Virginia State Resources Authority:
5,035,000	Clean Water Reserve, Revolving Fund, 5.400% due 10/1/18 (d)	5,331,159
1,175,000	Infrastructure Revenue, Senior, Pooled Financing Program, 5.000% due 11/1/19	1,259,048
1,000,000	Revenue, Clean Water Reserve, Revolving Fund, 5.750% due 10/1/13 (d)	1,066,390
3,000,000	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	3,011,100

	Total Virginia	16,202,001

Washington - 2.4%
4,000,000	Energy Northwest Washington Electric Revenue, Refunding, Project No. 1, 5.500% due 7/1/14	4,278,880
	King County, WA:
6,725,000	Public Hospital District, GO, 5.250% due 12/1/28	6,844,301
1,115,000	Sewer Revenue, FGIC, 6.000% due 1/1/10 (d)	1,148,606
2,000,000	Pierce County, WA, School District North 10 Tacoma, FGIC, 5.375% due 12/1/14 (d)	2,140,120
	Radford Court Properties, WA, Student Housing Revenue, MBIA:
1,695,000	6.000% due 6/1/17	1,792,039
1,000,000	5.375% due 6/1/19	1,032,980
1,000,000	Washington State, GO, 6.000% due 1/1/11 (d)	1,048,320

	Total Washington	18,285,246

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Wisconsin - 1.7%
$4,000,000	Sheboygan, WI, PCR, Wicsconsin Power Convention, FGIC, 5.000% due 9/1/15	$3,964,160
2,000,000	Wisconsin State, 5.500% due 5/1/14 (d)	2,129,460
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Health Care Inc., 6.000% due 7/1/17	1,032,250
4,500,000	Prohealth Care Inc. Obligation Group, AMBAC, 5.000% due 8/15/19	4,549,230
1,500,000	Wheaton Franciscan Services Inc., 6.000% due 8/15/15 (d)	1,650,270

	Total Wisconsin	13,325,370

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $739,433,203)	750,054,991

SHORT-TERM INVESTMENTS - 1.9%
Alaska - 0.1%
400,000	Valdez, AK Marine Terminal Revenue, Refunding, Exxon Pipeline Co. Project,, 1.950%, 7/1/08 (h)	400,000

Arizona - 0.0%
250,000	Arizona Health Facilities Authority Revenue, Health Facility Catholic West, LOC-Bank of America N.A., 1.550%, 7/2/08 (h)	250,000

Colorado - 0.1%
500,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, LOC-Bank of America, 1.700%, 7/1/08 (h)	500,000
500,000	Colorado HFA, Multi-Family Hunters, FNMA, LIQ-FNMA, 1.400%, 7/2/08 (h)	500,000

	Total Colorado	1,000,000

Connecticut - 0.0%
100,000	Connecticut State, HEFA Revenue, Yale University, 2.850%, 7/1/08 (h)	100,000

Florida - 0.1%
400,000	Jacksonville, FL, Health Facilities Authority, LOC-Bank of America, 2.100%, 7/1/08 (h)	400,000
400,000	Orange County, FL, Health Facilities Authority Revenue, Hospitals, Orlando Regional Healthcare, FSA, SPA-Dexia Credit Local, 3.500%, 7/1/08 (h)	400,000

	Total Florida	800,000

Illinois - 0.2%
800,000	Illinois Finance Authority Revenue, Central Dupage, LIQ-JPMorgan Chase, 1.700%, 7/1/08 (h)	800,000
400,000	Illinois Housing Development Authority Revenue, Homeowner Mortgage, SPA-State Street Bank & Trust Co., 1.750%, 7/2/08 (a)(h)	400,000

	Total Illinois	1,200,000

Kansas - 0.1%
	Kansas State Department of Transportation Highway Revenue:
200,000	LIQ-Pooled Money Investment Board, 2.440%, 7/1/08 (h)	200,000
350,000	Refunding, SPA-Dexia Credit Local & Westdeutsche Landesbank, 1.400%, 7/3/08 (h)	350,000

	Total Kansas	550,000

Kentucky - 0.0%
200,000	Berea, KY, Educational Facilities Revenue, Berea College Project, 2.050%, 7/1/08 (h)	200,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Massachusetts - 0.1%
	Massachusetts State HEFA:
$200,000	Pool Loan Program, LOC-Citizens Bank, 1.450%, 7/3/08 (h)	$200,000
100,000	Revenue, Boston University, 1.150%, 7/2/08 (h)	100,000
100,000	Massachusetts State, GO, SPA-Landesbank Hessen-Thuringen, 1.400%, 7/3/08 (h)	100,000

	Total Massachusetts	400,000

Michigan - 0.1%
900,000	Michigan Higher Education Facilities Authority, Refunding Ltd. Obligation University Detroit, 1.700%, 7/1/08 (h)	900,000

Nevada - 0.1%
500,000	Las Vegas Valley, NV, Water District, Water Improvement, SPA-Dexia Credit Local, 3.000%, 7/1/08 (h)	500,000

New Mexico - 0.0%
200,000	University of New Mexico, University Revenues, SPA-Westdeutsche Landesbank, 1.600%, 7/2/08 (h)	200,000

New York - 0.2%
	New York City, NY, GO, Subordinated:
400,000	LOC-Bank of New York, 1.700%, 7/1/08 (h)	400,000
100,000	LOC-Royal Bank of Scotland, 1.050%, 7/3/08 (h)	100,000
800,000	New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, 1.650%, 7/1/08 (h)	800,000

	Total New York	1,300,000

North Carolina - 0.1%
800,000	New Hanover County, NC, COP, SPA-Depfa Bank PLC, 1.450%, 7/3/08 (h)	800,000

North Dakota - 0.1%
825,000	Grand Forks, ND, Health Care Facilities Revenue, United Hospital Obligation Group, LOC-LaSalle National Bank, 2.660%, 7/1/08 (h)	825,000

Oregon - 0.0%
200,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project, LOC-KBC Bank, 1.700%, 7/1/08 (h)	200,000
100,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 1.700%, 7/1/08 (h)	100,000

	Total Oregon	300,000

Pennsylvania - 0.2%
	Delaware County, PA, IDA:
400,000	Airport Facilities Revenue, Dates United Parcel Service Project, 2.560%, 7/1/08 (h)	400,000
400,000	PCR, BP Exploration & Oil Inc. Project, 1.700%, 7/1/08 (h)	400,000
100,000	Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-Wachovia Bank N.A., 2.100%, 7/1/08 (h)	100,000
1,000,000	Luzerne County, PA, GO, Notes, FSA, SPA-JPMorgan Chase, 1.500%, 7/3/08 (h)	1,000,000

	Total Pennsylvania	1,900,000

Texas - 0.2%
500,000	Harris County, TX, IDC, PCR, Exxon Project, 2.330%, 7/1/08 (h)	500,000
938,000	Texas Water Development Board Revenue, Refunding, Subordinated Lien A, SPA-JPMorgan Chase, 2.050%, 7/1/08 (c)(h)	938,000

	Total Texas	1,438,000

Utah - 0.0%
195,000	Murray City, UT, Hospital Revenue, IHC Health Services Inc., SPA-JPMorgan Chase, 1.700%, 7/1/08 (h)	195,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Vermont — 0.2%
$1,265,000	Vermont Educational & Health Buildings Financing Agency Revenue, Hospital Mount Ascutney Hospital Project, LOC-Banknorth N.A., 2.100%, 7/1/08 (h)	$1,265,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,523,000)	14,523,000

	TOTAL INVESTMENTS - 99.0% (Cost - $753,956,203#)	764,577,991
	Other Assets in Excess of Liabilities - 1.0%	7,527,682

	TOTAL NET ASSETS - 100.0%	$772,105,673

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Maturity date shown represents the mandatory tender date.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AMBAC	— Ambac Assurance Corporation - Insured Bonds
CBI	— Certificate of Bond Insurance
CDA	— Community Development Authority
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HUD	— Housing and Urban Development
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IDC	— Industrial Development Corporation
IFA	— Industrial Finance Agency
INDLC	— Industrial Indemnity Company - Insured Bonds
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
VA	— Veterans Administration
XLCA	— XL Capital Assurance Inc. - Insured Bonds

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

Summary of Investments by Industry*

Pre-Refunded/Escrowed to Maturity	31.2%
Hospitals	21.7
Industrial Development	10.4
Transportation	6.2
Other Revenue	5.8
Electric	5.3
Local General Obligation	4.7
Leasing	3.7
Water & Sewer	2.8
Education	2.2
State General Obligation	2.0
Housing	1.8
Special Tax	1.3
Resource Recovery	0.3
General Obligation	0.3
Housing: Multi-Family	0.1
Pollution Control	0.1
Finance	0.1
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2008 and are subject to change.

Ratings Table† (unaudited)

S&P/Moody’s/Fitch‡
AAA/Aaa	27.1%
AA/ Aa	40.5
A	19.7
BBB/Baa	6.6
BB/Ba	0.8
A-1/VMIG1	2.0
NR	3.3
100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary, then Fitch.

See pages 17 and 18 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitution for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	June 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$764,577,991	—	$764,577,991	—
Other Financial Instruments*	(344,164)	$(344,164)	—	—

Total	$764,233,827	$(344,164)	$764,577,991	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Notes to Schedule of Investments (unaudited) (continued)

3. Investments

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,980,328
Gross unrealized depreciation	(6,358,540)

Net unrealized appreciation	$10,621,788

At June 30, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 10 Year Notes	454	9/08	$51,509,630	$51,720,531	$(210,901)
U.S. Treasury Bonds	93	9/08	10,616,956	10,750,219	(133,263)

Net Unrealized Loss on Open Futures Contracts					$(344,164)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	August 26, 2008